Employee share scheme reserve - Summary of share options outstanding (Details)	12 Months Ended
	Dec. 31, 2022 Options $ / shares	Dec. 31, 2021 Options $ / shares	Dec. 31, 2020 Options $ / shares
Employee share scheme reserve
Number of options | Options	10,866,324	8,514,500	4,466,470
Weighted average remaining contractual life (in years)	3 years 6 months 7 days	7 years 11 months 19 days	8 years 11 months 12 days
Bottom of range
Employee share scheme reserve
Range of exercise price	$ 0	$ 0	$ 0.36
Range of expiry dates	April 2027	April 2027	January 2030
Maximum
Employee share scheme reserve
Range of exercise price	$ 10	$ 3.37	$ 2.50
Range of expiry dates	June 2036	September 2031	December 2030